Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events Disclosure [Abstract]
Subsequent Events [Text Block]

Note 17.       Subsequent Events

Sale of Businesses

       On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business (Athena), part of the Analytical Technologies segment, for $740 million in cash and its Lancaster Laboratories business (Lancaster), part of the Laboratory Products and Services segment, for $180 million in cash and escrowed proceeds of $20 million, due in October 2012. Athena provides diagnostic testing for neurological and other diseases, with an emphasis on gene-based tests. Lancaster is a contract-testing laboratory that provides analytical laboratory services. The results of both businesses have been included in the accompanying financial statements as discontinued operations for all periods presented. Operating results and balance sheet data of the discontinued operations were as follows:

	Year Ended
(In millions)	2010	2009	2008

Revenues	$226.2	$205.3	$190.5
Pre-tax Income	58.9	46.6	35.1

		December 31,	December 31,
		2010	2009

Other Current Assets		$64.8	$54.6
Other Assets		451.0	468.5
Other Accrued Expenses		17.6	16.5
Other Long-term Liabilities		58.4	62.8

Issuance of Debt

       On February 22, 2011, the company issued $2.2 billion principal amount of senior notes, as detailed below, to fund its pending acquisition of Dionex (see Note 2) and for general corporate purposes. All of these notes are subject to a special mandatory redemption provision. If the company does not consummate the Dionex acquisition by September 30, 2011, the company will be required to redeem all of the notes in whole at a redemption price of 101% of the aggregate principal, plus accrued and unpaid interest.

2.05% Senior Notes due 2014

       On February 22, 2011, the company issued $300 million principal amount of 2.05% Senior Notes due 2014. Interest on the notes is payable on February 21 and August 21 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

       At the issuance of debt, the company entered into six-month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 2.05% Notes and the payment dates of the swaps coincide with the payment dates of the 2.05% Notes. The swap contracts provide for the company to pay a variable interest rate of six-month USD LIBOR plus a spread of 0.4112% (0.88% at February 22, 2011) and to receive a fixed interest rate of 2.05%. The variable interest rate resets semi-annually. The swaps will be accounted for as a fair value hedge of the 2.05% Notes.

3.20% Senior Notes due 2016

       On February 22, 2011, the company issued $900 million principal amount of 3.20% Senior Notes due 2016. Interest on the notes is payable on March 1 and September 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

4.50% Senior Notes due 2021

       On February 22, 2011, the company issued $1.00 billion principal amount of 4.50% Senior Notes due 2021. Interest on the notes is payable on March 1 and September 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.